N-6	Jul. 31, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jul. 31, 2025
Amendment Flag	false
Nationwide Advisory VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the policy. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series II	Invesco V.I. International Growth Fund: Series II

Nationwide Advisory VUL | InvescoVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series II